Debt (Detail) $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Carrying Value	$ 2,707.9	$ 2,164.7
Fair Value	2,887.8	2,527.5
Debt, Long-term and Short-term, Combined Amount	2,707.9	2,164.7
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Carrying Value	498.1	497.8
Fair Value	528.7	535.6
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value	295.7	295.5
Fair Value	376.0	400.6
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying Value	395.0	394.8
Fair Value	490.6	527.9
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Carrying Value	346.4	346.3
Fair Value	352.8	378.9
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Carrying Value	395.0	0.0
Fair Value	362.0	0.0
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Carrying Value	612.8	630.3
Fair Value	612.8	684.5
Other Debt Instruments [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount	$ 164.9	$ 0.0
Notes Payable, Other Payables [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of Debt Instruments Acquired	2,000,000
Debt, Long-term and Short-term, Combined Amount	$ 87.1
Trust Preferred Debt Securities [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of Debt Instruments Acquired	2,000,000
Carrying Value	$ 41.2
Senior Notes [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of Debt Instruments Acquired	4,000,000
Carrying Value	$ 24.0
Surplus Note [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of Debt Instruments Acquired	1,000,000
Debt, Long-term and Short-term, Combined Amount	$ 12.6